Loans and Leases - Schedule of Loans by Class (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	$ 133,302	$ 70,781	$ 32,372
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	59,698	53,455
Commercial | Commercial construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	3,465	2,804
Commercial | Owner occupied commercial mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	15,567	14,473
Commercial | Non-owner occupied commercial mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	11,540	9,902
Commercial | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	27,072	24,105
Commercial | Leases
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	2,054	2,171
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	18,591	17,326
Consumer | Residential mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	14,422	13,309
Consumer | Revolving mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	2,007	1,951
Consumer | Consumer auto
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	1,442	1,414
Consumer | Consumer other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	720	652
SVB
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	55,013	0
SVB | Global fund banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	25,553	0
SVB | Investor dependent - early stage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	1,403	0
SVB | Investor dependent - growth stage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	2,897	0
SVB | Innovation C&I and cash flow dependent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	9,658	0
SVB | Private Bank
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	9,822	0
SVB | CRE
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	2,698	0
SVB | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	$ 2,982	$ 0